Consolidated Statement of Cash Flows - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net profit for the year	$ 1,950,581,707	$ 3,677,795,949	$ 1,286,803,058
Adjustments to reconcile net profit to net cash generated by operating activities
Income tax expense	1,131,955,333	221,946,198	649,823,084
Depreciation and amortization	2,121,389,879	1,742,376,905	1,797,588,261
Provisions	70,564,176	38,230,361	10,912,659
Interest	416,034,778	378,973,612	298,049,800
Share of profit (loss) of associates			(76,243,433)
Investment income recognized in profit		8,662,979	72,404,397
Exchange rate differences	175,129,891	(254,305,002)	(15,384,397)
Others	(5,618,854)
Gain on disposal of Property, plant and equipment	(16,851,191)	(7,576,956)	(61,818,196)
Changes in operating assets and liabilities
Inventories	(391,110,755)	395,110,160	(486,691,497)
Other receivables	30,387,553	98,754,511	(400,477,068)
Trade accounts receivable	(708,537,181)	(830,626,094)	(364,423,422)
Advances from customers	(100,429,265)	133,465,893	25,359,612
Accounts payable	667,425,624	95,013,164	1,165,368,907
Salaries and social security payables	67,058,995	244,628,491	210,469,085
Provisions	(110,783,802)	(41,582,654)	(40,869,592)
Tax liabilities	(35,831,578)	(15,204,821)	168,564,819
Other liabilities	216,533,656	(19,342,891)	68,559,734
Gain on net monetary position	(213,728,844)	(342,273,972)	(218,369,509)
Cash generated by operations	5,264,170,122	5,524,045,833	4,089,626,302
Income tax paid	(1,085,399,660)	(447,075,001)	(416,800,400)
Net cash generated by operating activities	4,178,770,462	5,076,970,832	3,672,825,902
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of Property, plant and equipment	4,982,456	24,880,158	49,148,717
Payments to acquire Property, plant and equipment	(3,416,958,950)	(2,216,628,238)	(1,638,802,425)
Payments to acquire intangible assets	(22,472,093)	(45,973,237)	(58,567,174)
Advance payments to acquire Property, plant and equipment	(743,192,153)
Interest received		54,411,343
Contributions to F.F.F.S.F.I.	(46,267,586)	(45,503,852)	(47,667,549)
Cash from business combinations under common control			383,117,765
Net cash used in investing activities	(4,223,908,326)	(2,228,813,826)	(1,312,770,666)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	1,449,050,076	4,796,517,511	3,254,318,553
Interest paid	(924,237,440)	(853,414,310)	(1,184,736,811)
Dividends paid		(771,495,750)	(2,119,511,043)
Repayment of borrowings	(2,915,170,732)	(5,702,182,604)	(1,630,895,342)
Proceeds from initial public offering, net of issuance costs		2,842,735,345
Net cash generated by (used in) financing activities	(2,390,358,096)	312,160,192	(1,680,824,643)
Net increase (decrease) in cash and cash equivalents	(2,435,495,960)	3,160,317,198	679,230,593
Cash and cash equivalents at the beginning of the year	4,694,668,684	1,480,095,848	814,392,377
Effect of translation in homogeneous cash currency	(97,896,006)	(50,926,966)	(53,392,758)
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	740,582,610	105,182,604	39,865,636
Cash and cash equivalents at the end of the year	$ 2,901,859,328	$ 4,694,668,684	$ 1,480,095,848